Financial assets and liabilities (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 214,366	R$ 357,985	R$ (540,052)
Foreign Currency Exposures [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	23,422
Increase Foreign Currency [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,342
Decrease Foreign Currency [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ (2,342)